ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 84.1%
Communication Services - 7.8%
Advertising - 0.1%
Omnicom Group, Inc.	3,152	$254,524

Alternative Carriers - 0.0%(a)
Anterix, Inc. (b)	500	10,915
AST SpaceMobile, Inc. (b)	297	21,571
		32,486
Broadcasting - 0.0%(a)
Fox Corp. - Class A	113	8,257
Nexstar Media Group, Inc.	248	50,356
TEGNA, Inc.	1,001	19,430
		78,043
Cable & Satellite - 0.1%
Charter Communications, Inc. - Class A (b)	326	68,052
Comcast Corp. - Class A	16,156	482,903
Grupo Televisa SAB - ADR	8,008	23,303
Liberty Broadband Corp. - Class A (b)	500	24,140
Liberty Broadband Corp. - Class C (b)	155	7,533
Sirius XM Holdings, Inc.	270	5,399
		611,330
Integrated Telecommunication Services - 0.1%
AT&T, Inc.	9,405	233,620
Verizon Communications, Inc.	4,392	178,886
		412,506
Interactive Home Entertainment - 0.3%
Electronic Arts, Inc.	2,204	450,343
ROBLOX Corp. - Class A (b)	13,609	1,102,737
Take-Two Interactive Software, Inc. (b)	454	116,238
		1,669,318
Interactive Media & Services - 6.6%
Alphabet, Inc. - Class A	16,013	5,012,069
Alphabet, Inc. - Class C	69,977	21,958,783
Baidu, Inc. - ADR (b)	51	6,664
Match Group, Inc.	1,417	45,755
Meta Platforms, Inc. - Class A	5,275	3,481,975
Reddit, Inc. - Class A (b)	2,044	469,854
Tencent Holdings Ltd. - ADR	3,090	236,539
Yelp, Inc. (b)	502	15,256
		31,226,895

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Movies & Entertainment - 0.5%
Atlanta Braves Holdings, Inc. - Class A (b)	1,301	$55,279
Atlanta Braves Holdings, Inc. - Class C (b)	1,001	39,489
Madison Square Garden Entertainment Corp. (b)	267	14,389
Madison Square Garden Sports Corp. (b)	250	64,663
Netflix, Inc. (b)	8,713	816,931
Sphere Entertainment Co. (b)	400	38,032
Spotify Technology SA (b)	79	45,876
Walt Disney Co.	10,012	1,139,065
Warner Bros Discovery, Inc. (b)	5,045	145,397
		2,359,121
Publishing - 0.0%(a)
New York Times Co. - Class A	2,174	150,919
News Corp. - Class A	403	10,526
		161,445
Wireless Telecommunication Services - 0.1%
Array Digital Infrastructure, Inc.	500	26,810
Telephone and Data Systems, Inc.	530	21,730
T-Mobile US, Inc.	1,298	263,546
Vodafone Group PLC - ADR	1,608	21,242
		333,328
Total Communication Services		37,138,996

Consumer Discretionary - 9.9%
Apparel Retail - 0.3%
Lands' End, Inc. (b)	1,476	21,432
Ross Stores, Inc.	2,725	490,881
TJX Cos., Inc.	7,133	1,095,700
		1,608,013
Apparel, Accessories & Luxury Goods - 0.1%
Capri Holdings Ltd. (b)	210	5,124
G-III Apparel Group Ltd.	7,562	218,995
Gildan Activewear, Inc.	119	7,433
PVH Corp.	2,007	134,509
Tapestry, Inc.	227	29,004
		395,065
Automobile Manufacturers - 2.4%
Ferrari NV	66	24,391
Ford Motor Co.	2,889	37,904
General Motors Co.	1,318	107,180
Rivian Automotive, Inc. - Class A (b)	561	11,057
Tesla, Inc. (b)	25,116	11,295,167
Thor Industries, Inc.	180	18,481
		11,494,180

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Automotive Parts & Equipment - 0.1%
BorgWarner, Inc.	818	$36,859
Dana, Inc.	3,603	85,607
Standard Motor Products, Inc.	2,002	73,774
Strattec Security Corp. (b)	279	21,243
		217,483
Automotive Retail - 0.2%
Advance Auto Parts, Inc.	400	15,720
AutoNation, Inc. (b)	888	183,354
AutoZone, Inc. (b)	51	172,966
Carvana Co. (b)	496	209,322
Monro, Inc.	3,003	60,180
O'Reilly Automotive, Inc. (b)	3,612	329,451
		970,993
Broadline Retail - 2.4%
Alibaba Group Holding Ltd. - ADR	866	126,938
Amazon.com, Inc. (b)	46,257	10,677,041
Dillard's, Inc. - Class A	1	606
eBay, Inc.	844	73,513
Macy's, Inc.	686	15,126
MercadoLibre, Inc. (b)	8	16,114
Sea Ltd. - ADR (b)	2,234	284,992
		11,194,330
Casinos & Gaming - 0.1%
Caesars Entertainment, Inc. (b)	700	16,373
Golden Entertainment, Inc.	1,001	27,217
MGM Resorts International (b)	2,649	96,662
Wynn Resorts Ltd.	4,038	485,893
		626,145
Computer & Electronics Retail - 0.0%(a)
Best Buy Co., Inc.	297	19,878
Newegg Commerce, Inc. (b)	140	7,107
		26,985
Consumer Electronics - 0.1%
Garmin Ltd.	1,317	267,154
Sony Group Corp. - ADR	8,512	217,907
		485,061
Distributors - 0.0%(a)
Genuine Parts Co.	988	121,484

Education Services - 0.1%
American Public Education, Inc. (b)	1,150	43,470
Duolingo, Inc. (b)	1,561	273,955
Graham Holdings Co. - Class B	11	12,085

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Perdoceo Education Corp.	485	$14,225
		343,735
Footwear - 1.9%
Crocs, Inc. (b)	516	44,128
Deckers Outdoor Corp. (b)	1,598	165,665
NIKE, Inc. - Class B	136,160	8,674,753
On Holding AG - Class A (b)	500	23,240
Steven Madden Ltd.	3,703	154,193
		9,061,979
Home Furnishings - 0.0%(a)
Somnigroup International, Inc.	940	83,923

Home Improvement Retail - 0.8%
Floor & Decor Holdings, Inc. - Class A (b)	2,202	134,080
Home Depot, Inc.	9,385	3,229,378
Lowe's Cos., Inc.	1,219	293,974
		3,657,432
Homebuilding - 0.2%
Cavco Industries, Inc. (b)	300	177,222
DR Horton, Inc.	1,266	182,342
Lennar Corp. - Class A	467	48,008
Lennar Corp. - Class B	850	80,852
PulteGroup, Inc.	1,211	142,002
Toll Brothers, Inc.	1,264	170,918
Tri Pointe Homes, Inc. (b)	417	13,123
		814,467
Homefurnishing Retail - 0.0%(a)
Williams-Sonoma, Inc.	306	54,649

Hotels, Resorts & Cruise Lines - 0.2%
Airbnb, Inc. - Class A (b)	275	37,323
Booking Holdings, Inc.	140	749,746
Carnival Corp. (b)	2,941	89,818
Hilton Worldwide Holdings, Inc.	451	129,550
Marriott International, Inc. - Class A	222	68,874
Royal Caribbean Cruises Ltd.	122	34,028
Travel + Leisure Co.	181	12,766
		1,122,105
Leisure Products - 0.0%(a)
Brunswick Corp.	438	32,517
Mattel, Inc. (b)	562	11,150
Polaris, Inc.	85	5,376
		49,043

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Other Specialty Retail - 0.1%
Signet Jewelers Ltd.	74	$6,133
Tractor Supply Co.	1,844	92,218
Ulta Beauty, Inc. (b)	580	350,906
		449,257
Restaurants - 0.9%
Biglari Holdings, Inc. - Class B (b)	131	43,548
Cava Group, Inc. (b)	365	21,422
Cheesecake Factory, Inc.	200	10,096
Chipotle Mexican Grill, Inc. (b)	3,484	128,908
DoorDash, Inc. - Class A (b)	4,553	1,031,163
Dutch Bros, Inc. - Class A (b)	199	12,183
McDonald's Corp.	7,414	2,265,941
Nathan's Famous, Inc.	131	12,258
Starbucks Corp.	2,165	182,315
Wendy's Co.	692	5,764
Yum China Holdings, Inc.	1,715	81,874
Yum! Brands, Inc.	2,178	329,488
		4,124,960
Specialized Consumer Services - 0.0%(a)
H&R Block, Inc.	368	16,037
Matthews International Corp. - Class A	2,002	52,292
Service Corp. International	208	16,218
		84,547
Total Consumer Discretionary		46,985,836

Consumer Staples - 3.0%
Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	2,473	142,173
Ingredion, Inc.	243	26,793
		168,966
Brewers - 0.0%(a)
Molson Coors Beverage Co. - Class B	265	12,370

Consumer Staples Merchandise Retail - 1.1%
Costco Wholesale Corp.	2,451	2,113,595
Dollar General Corp.	152	20,181
Dollar Tree, Inc. (b)	109	13,408
Target Corp.	624	60,996
Walmart, Inc.	27,483	3,061,881
		5,270,061

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Distillers & Vintners - 0.0%(a)
Brown-Forman Corp. - Class A	403	$10,603
Constellation Brands, Inc. - Class A	77	10,623
		21,226
Food Distributors - 0.2%
Sysco Corp.	7,191	529,905
US Foods Holding Corp. (b)	5,543	417,499
		947,404
Food Retail - 0.1%
Kroger Co.	6,229	389,188
Maplebear, Inc. (b)	2,971	133,635
Natural Grocers by Vitamin Cottage, Inc.	1,117	27,981
		550,804
Household Products - 0.7%
Church & Dwight Co., Inc.	1,729	144,977
Clorox Co.	138	13,914
Colgate-Palmolive Co.	1,544	122,007
Energizer Holdings, Inc.	1,001	19,910
Kimberly-Clark Corp.	108	10,896
Procter & Gamble Co.	18,832	2,698,814
WD-40 Co.	1,051	206,942
		3,217,460
Packaged Foods & Meats - 0.1%
Calavo Growers, Inc.	800	17,400
Cal-Maine Foods, Inc.	73	5,809
Campbell's Co.	535	14,910
Conagra Brands, Inc.	725	12,550
General Mills, Inc.	1,579	73,423
Hershey Co.	350	63,693
Hormel Foods Corp.	18	427
J M Smucker Co.	609	59,566
Lamb Weston Holdings, Inc.	191	8,001
Mondelez International, Inc. - Class A	2,967	159,714
Tyson Foods, Inc. - Class A	279	16,355
		431,848
Personal Care Products - 0.0%(a)
Edgewell Personal Care Co.	300	5,115
Estee Lauder Cos., Inc. - Class A	60	6,283
Kenvue, Inc.	4,478	77,246
Nu Skin Enterprises, Inc. - Class A	1,857	17,864
		106,508
Soft Drinks & Non-alcoholic Beverages - 0.5%
Celsius Holdings, Inc. (b)	272	12,441
Coca-Cola Co.	13,805	965,108

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Coca-Cola Consolidated, Inc.	580	$88,914
Fomento Economico Mexicano SAB de CV - ADR	168	16,980
Keurig Dr Pepper, Inc.	1,638	45,880
Monster Beverage Corp. (b)	1,280	98,138
PepsiCo, Inc.	7,177	1,030,043
		2,257,504
Tobacco - 0.2%
Altria Group, Inc.	5,602	323,011
British American Tobacco PLC - ADR	358	20,270
Philip Morris International, Inc.	3,358	538,623
RLX Technology, Inc. - ADR	71,851	167,413
Turning Point Brands, Inc.	252	27,317
		1,076,634
Total Consumer Staples		14,060,785

Energy - 2.1%
Integrated Oil & Gas - 1.5%
BP PLC - ADR	1,611	55,950
Chevron Corp.	5,644	860,202
Exxon Mobil Corp.	46,891	5,642,863
Imperial Oil Ltd.	183	15,795
Occidental Petroleum Corp.	492	20,231
Shell PLC - ADR	3,623	266,218
TotalEnergies SE	215	14,065
		6,875,324
Oil & Gas Equipment & Services - 0.0%(a)
Baker Hughes Co.	804	36,614
Halliburton Co.	1,348	38,094
Innovex International, Inc. (b)	1,001	21,892
Ranger Energy Services, Inc. - Class A	1,705	23,836
SLB Ltd.	391	15,007
TechnipFMC PLC	142	6,328
Tidewater, Inc. (b)	279	14,092
		155,863
Oil & Gas Exploration & Production - 0.4%
APA Corp.	365	8,928
ConocoPhillips	14,151	1,324,675
Coterra Energy, Inc.	621	16,345
Devon Energy Corp.	1,036	37,949
Diamondback Energy, Inc.	567	85,237
EOG Resources, Inc.	1,427	149,849
Expand Energy Corp.	79	8,718
Ovintiv, Inc.	155	6,075

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Sabine Royalty Trust	120	$8,228
Vitesse Energy, Inc.	799	15,389
		1,661,393
Oil & Gas Refining & Marketing - 0.1%
HF Sinclair Corp.	130	5,990
Marathon Petroleum Corp.	945	153,685
Phillips 66	3,993	515,257
		674,932
Oil & Gas Storage & Transportation - 0.1%
Cheniere Energy, Inc.	52	10,108
DT Midstream, Inc.	55	6,583
Enbridge, Inc.	564	26,976
Enterprise Products Partners LP	450	14,427
Kinder Morgan, Inc.	1,590	43,709
ONEOK, Inc.	912	67,032
Targa Resources Corp.	69	12,731
Williams Cos., Inc.	2,165	130,138
		311,704
Total Energy		9,679,216

Financials - 8.4%
Asset Management & Custody Banks - 0.6%
Affiliated Managers Group, Inc.	152	43,819
Ameriprise Financial, Inc.	182	89,242
Ares Management Corp. - Class A	650	105,059
Bank of New York Mellon Corp.	1,703	197,701
Blackrock, Inc.	323	345,720
Blackstone, Inc.	1,384	213,330
Brookfield Asset Management Ltd.	1,139	59,672
Brookfield Corp.	2,367	108,622
Federated Hermes, Inc.	340	17,704
GCM Grosvenor, Inc. - Class A	702	7,947
Invesco Ltd.	433	11,375
KKR & Co., Inc.	252	32,125
Northern Trust Corp.	1,235	168,689
SEI Investments Co.	408	33,464
State Street Corp.	2,054	264,986
T Rowe Price Group, Inc.	9,953	1,018,988
		2,718,443
Commercial & Residential Mortgage Finance - 0.0%(a)
MGIC Investment Corp.	2,372	69,310
Onity Group, Inc. (b)	166	7,601
Rocket Cos., Inc. - Class A	3,097	59,958

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Waterstone Financial, Inc.	927	$15,342
		152,211
Consumer Finance - 0.5%
Ally Financial, Inc.	339	15,353
American Express Co.	2,002	740,640
Bread Financial Holdings, Inc.	231	17,101
Capital One Financial Corp.	1,391	337,123
OneMain Holdings, Inc.	234	15,807
PROG Holdings, Inc.	430	12,681
SoFi Technologies, Inc. (b)	34,720	908,970
Synchrony Financial	1,057	88,185
		2,135,860
Diversified Banks - 1.7%
Banco Santander SA - ADR	1,713	20,094
Bank of America Corp.	26,989	1,484,395
Citigroup, Inc.	3,096	361,272
Comerica, Inc.	269	23,384
Fifth Third Bancorp	231	10,813
ING Groep NV - ADR	391	10,948
JPMorgan Chase & Co.	9,675	3,117,479
KeyCorp	6,662	137,504
Lloyds Banking Group PLC - ADR	2,635	13,966
NU Holdings Ltd. - Class A (b)	67,895	1,136,562
PNC Financial Services Group, Inc.	3,795	792,130
Royal Bank of Canada	506	86,268
US Bancorp	3,487	186,066
Wells Fargo & Co.	8,492	791,454
		8,172,335
Diversified Capital Markets - 0.0%(a)
UBS Group AG	875	40,521

Diversified Financial Services - 0.0%(a)
Apollo Global Management, Inc.	573	82,947
Equitable Holdings, Inc.	754	35,928
Jackson Financial, Inc. - Class A	124	13,225
Voya Financial, Inc.	438	32,627
		164,727
Financial Exchanges & Data - 0.6%
Cboe Global Markets, Inc.	944	236,944
CME Group, Inc.	415	113,328
Coinbase Global, Inc. - Class A (b)	4,869	1,101,076
Intercontinental Exchange, Inc.	133	21,541
Moody's Corp.	377	192,590

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
MSCI, Inc.	386	$221,460
Nasdaq, Inc.	773	75,082
S&P Global, Inc.	1,558	814,195
		2,776,216
Insurance Brokers - 0.3%
Aon PLC - Class A	2,391	843,736
Arthur J Gallagher & Co.	68	17,598
Crawford & Co. - Class A	523	5,884
Marsh & McLennan Cos., Inc.	1,192	221,140
Ryan Specialty Holdings, Inc.	280	14,456
Willis Towers Watson PLC	1,351	443,938
		1,546,752
Investment Banking & Brokerage - 1.2%
Charles Schwab Corp.	6,610	660,405
Goldman Sachs Group, Inc.	922	810,438
Houlihan Lokey, Inc.	394	68,631
Interactive Brokers Group, Inc. - Class A	100	6,431
Jefferies Financial Group, Inc.	1,174	72,753
Morgan Stanley	6,411	1,138,145
Robinhood Markets, Inc. - Class A (b)	25,549	2,889,592
Stifel Financial Corp.	156	19,534
StoneX Group, Inc. (b)	60	5,708
Virtu Financial, Inc. - Class A	346	11,528
		5,683,165
Life & Health Insurance - 0.0%(a)
Aflac, Inc.	474	52,268
Citizens, Inc. (b)	2,942	14,210
F&G Annuities & Life, Inc.	35	1,070
Globe Life, Inc.	63	8,811
MetLife, Inc.	461	36,391
Prudential Financial, Inc.	716	80,822
Unum Group	378	29,295
		222,867
Multi-Sector Holdings - 0.6%
Berkshire Hathaway, Inc. - Class B (b)	5,588	2,808,808

Property & Casualty Insurance - 0.8%
Allstate Corp.	1,352	281,419
American International Group, Inc.	1,395	119,342
Arch Capital Group Ltd. (b)	1,061	101,771
Assurant, Inc.	151	36,368
Chubb Ltd.	2,506	782,173
Cincinnati Financial Corp.	5,077	829,176

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Fidelity National Financial, Inc.	578	$31,553
Hartford Insurance Group, Inc.	1,143	157,505
Heritage Insurance Holdings, Inc. (b)	1,310	38,331
Investors Title Co.	75	18,723
Lemonade, Inc. (b)	100	7,118
Loews Corp.	528	55,604
Markel Group, Inc. (b)	54	116,081
Old Republic International Corp.	2,323	106,022
Progressive Corp.	3,134	713,674
Travelers Cos., Inc.	508	147,350
		3,542,210
Regional Banks - 0.1%
Citizens Financial Group, Inc.	174	10,163
Colony Bankcorp, Inc.	1,423	25,358
Cullen/Frost Bankers, Inc.	45	5,698
East West Bancorp, Inc.	159	17,870
First BanCorp	553	11,464
First Financial Corp.	116	7,009
First Merchants Corp.	200	7,496
Fulton Financial Corp.	3,381	65,355
Huntington Bancshares, Inc.	3,298	57,220
M&T Bank Corp.	90	18,133
NBT Bancorp, Inc.	370	15,363
PCB Bancorp	571	12,362
Popular, Inc.	1,597	198,859
Prosperity Bancshares, Inc.	267	18,452
Regions Financial Corp.	1,723	46,693
Towne Bank	201	6,707
Truist Financial Corp.	808	39,762
WaFd, Inc.	168	5,381
		569,345
Reinsurance - 0.0%(a)
Reinsurance Group of America, Inc.	291	59,207

Transaction & Payment Processing Services - 2.0%
Block, Inc. (b)	1,173	76,351
Corpay, Inc. (b)	429	129,099
Fiserv, Inc. (b)	2,191	147,169
Mastercard, Inc. - Class A	7,680	4,384,358
PayPal Holdings, Inc.	389	22,710
Toast, Inc. - Class A (b)	3,579	127,090
Visa, Inc. - Class A	12,283	4,307,771
Western Union Co.	1,455	13,546

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
WEX, Inc. (b)	209	$31,137
		9,239,231
Total Financials		39,831,898

Health Care - 6.3%
Biotechnology - 1.1%
AbbVie, Inc.	4,986	1,139,251
Alnylam Pharmaceuticals, Inc. (b)	760	302,214
Amgen, Inc.	3,614	1,182,898
Ascendis Pharma AS - ADR (b)	200	42,648
Emergent BioSolutions, Inc. (b)	1,561	19,294
Gilead Sciences, Inc.	2,474	303,659
Insmed, Inc. (b)	111	19,318
Moderna, Inc. (b)	687	20,260
Neurocrine Biosciences, Inc. (b)	500	70,915
Praxis Precision Medicines, Inc. (b)	78	22,990
Regeneron Pharmaceuticals, Inc.	2,826	2,181,305
Vertex Pharmaceuticals, Inc. (b)	204	92,485
Viking Therapeutics, Inc. (b)	156	5,488
		5,402,725
Health Care Distributors - 0.1%
Cardinal Health, Inc.	665	136,658
Cencora, Inc.	307	103,689
McKesson Corp.	266	218,197
		458,544
Health Care Equipment - 1.3%
Abbott Laboratories	11,343	1,421,164
Baxter International, Inc.	873	16,683
Becton Dickinson & Co.	1,596	309,736
Boston Scientific Corp. (b)	15,853	1,511,584
Dexcom, Inc. (b)	846	56,149
Edwards Lifesciences Corp. (b)	8,930	761,282
GE HealthCare Technologies, Inc.	449	36,827
Insulet Corp. (b)	128	36,383
Intuitive Surgical, Inc. (b)	1,303	737,967
Koninklijke Philips NV	252	6,824
Medtronic PLC	809	77,713
ResMed, Inc.	252	60,699
Smith & Nephew PLC - ADR	444	14,568
STERIS PLC	39	9,887
Stryker Corp.	3,095	1,087,800
Zimmer Biomet Holdings, Inc.	1,271	114,288
		6,259,554

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Health Care Facilities - 0.2%
Encompass Health Corp.	7,145	$758,370
Ensign Group, Inc.	61	10,626
HCA Healthcare, Inc.	623	290,854
Tenet Healthcare Corp. (b)	131	26,033
		1,085,883
Health Care Services - 0.5%
Cigna Group	1,766	486,056
CVS Health Corp.	2,442	193,797
DaVita, Inc. (b)	3,750	426,038
Enhabit, Inc. (b)	914	8,427
Guardant Health, Inc. (b)	529	54,032
Hims & Hers Health, Inc. (b)	24,862	807,269
Labcorp Holdings, Inc.	816	204,718
Quest Diagnostics, Inc.	225	39,045
		2,219,382
Health Care Supplies - 0.0%(a)
Align Technology, Inc. (b)	62	9,681
Embecta Corp.	1,098	13,044
Solventum Corp. (b)	2,028	160,699
		183,424
Health Care Technology - 0.0%(a)
Doximity, Inc. - Class A (b)	2,202	97,504
Veeva Systems, Inc. - Class A (b)	55	12,278
		109,782
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,928	262,343
Danaher Corp.	1,355	310,187
IQVIA Holdings, Inc. (b)	166	37,418
Mettler-Toledo International, Inc. (b)	59	82,257
Revvity, Inc.	99	9,578
Thermo Fisher Scientific, Inc.	1,705	987,962
Waters Corp. (b)	83	31,526
West Pharmaceutical Services, Inc.	94	25,863
		1,747,134
Managed Health Care - 0.2%
Centene Corp. (b)	483	19,875
Elevance Health, Inc.	289	101,309
Humana, Inc.	59	15,112
UnitedHealth Group, Inc.	2,073	684,318
		820,614
Pharmaceuticals - 2.5%
AstraZeneca PLC - ADR	5,726	526,391
Bausch Health Cos., Inc. (b)	1,001	6,957

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Bristol-Myers Squibb Co.	2,501	$134,904
Eli Lilly & Co.	6,295	6,765,111
GSK PLC - ADR	219	10,740
Johnson & Johnson	10,277	2,126,825
Merck & Co., Inc.	12,253	1,289,751
Novartis AG - ADR	378	52,115
Novo Nordisk AS - ADR	1,067	54,289
Perrigo Co. PLC	1,601	22,286
Pfizer, Inc.	8,635	215,011
Royalty Pharma PLC - Class A	127	4,907
Teva Pharmaceutical Industries Ltd. - ADR (b)	3,003	93,724
Zoetis, Inc.	3,321	417,848
		11,720,859
Total Health Care		30,007,901

Industrials - 6.8%
Aerospace & Defense - 1.3%
AAR Corp. (b)	1,301	107,710
Archer Aviation, Inc. - Class A (b)	27,187	204,446
Boeing Co. (b)	7,938	1,723,498
BWX Technologies, Inc.	66	11,407
Curtiss-Wright Corp.	283	156,009
Ducommun, Inc. (b)	800	76,104
General Dynamics Corp.	341	114,801
General Electric Co.	3,804	1,171,746
Hexcel Corp.	400	29,560
Howmet Aerospace, Inc.	141	28,908
Huntington Ingalls Industries, Inc.	49	16,663
L3Harris Technologies, Inc.	202	59,301
Lockheed Martin Corp.	671	324,543
National Presto Industries, Inc.	300	32,028
Northrop Grumman Corp.	717	408,841
Rocket Lab Corp. (b)	200	13,952
RTX Corp.	6,552	1,201,637
Textron, Inc.	2,545	221,848
TransDigm Group, Inc.	67	89,100
Woodward, Inc.	43	13,000
		6,005,102
Agricultural & Farm Machinery - 0.1%
Deere & Co.	1,435	668,093

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	436	$70,091
FedEx Corp.	316	91,280
Hub Group, Inc. - Class A	365	15,553
United Parcel Service, Inc. - Class B	1,259	124,880
		301,804
Building Products - 0.2%
Armstrong World Industries, Inc.	532	101,665
AZZ, Inc.	1,006	107,823
Builders FirstSource, Inc. (b)	212	21,813
Carrier Global Corp.	2,146	113,395
Griffon Corp.	800	58,920
Johnson Controls International PLC	325	38,919
Masco Corp.	535	33,951
Owens Corning	121	13,541
Trane Technologies PLC	1,132	440,574
		930,601
Commercial Printing - 0.0%(a)
Deluxe Corp.	552	12,326

Construction & Engineering - 0.0%(a)
AECOM	119	11,344
Comfort Systems USA, Inc.	117	109,195
Fluor Corp. (b)	284	11,255
Quanta Services, Inc.	60	25,324
		157,118
Construction Machinery & Heavy Transportation Equipment - 0.5%
Atmus Filtration Technologies, Inc.	649	33,690
Caterpillar, Inc.	3,745	2,145,398
Cummins, Inc.	156	79,630
Federal Signal Corp.	68	7,384
Oshkosh Corp.	636	79,901
PACCAR, Inc.	636	69,648
Westinghouse Air Brake Technologies Corp.	154	32,871
		2,448,522
Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	639	142,606
Genpact Ltd.	4,079	190,816
IBEX Holdings Ltd. (b)	2,187	83,500
Maximus, Inc.	108	9,322
SS&C Technologies Holdings, Inc.	229	20,019
		446,263

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Diversified Support Services - 0.0%(a)
Cintas Corp.	130	$24,449
Copart, Inc. (b)	1,274	49,877
		74,326
Electrical Components & Equipment - 0.7%
Acuity, Inc.	424	152,657
AMETEK, Inc.	120	24,637
Atkore, Inc.	210	13,283
Eaton Corp. PLC	2,577	820,800
Emerson Electric Co.	3,924	520,793
Generac Holdings, Inc. (b)	200	27,274
Hubbell, Inc.	1,030	457,433
nVent Electric PLC	123	12,543
Rockwell Automation, Inc.	2,247	874,240
Vertiv Holdings Co. - Class A	1,612	261,160
		3,164,820
Environmental & Facilities Services - 0.2%
Republic Services, Inc.	271	57,433
Tetra Tech, Inc.	711	23,847
Veralto Corp.	371	37,019
Waste Management, Inc.	2,985	655,834
		774,133
Heavy Electrical Equipment - 0.5%
Bloom Energy Corp. - Class A (b)	3,640	316,280
GE Vernova, Inc.	2,813	1,838,492
NANO Nuclear Energy, Inc. (b)	250	6,002
Power Solutions International, Inc. (b)	947	54,112
		2,214,886
Human Resource & Employment Services - 0.5%
Automatic Data Processing, Inc.	6,466	1,663,249
Paychex, Inc.	4,252	476,989
Paycom Software, Inc.	315	50,199
Upwork, Inc. (b)	11,011	218,238
		2,408,675
Industrial Conglomerates - 0.4%
3M Co.	6,581	1,053,618
Honeywell International, Inc.	4,582	893,903
		1,947,521
Industrial Machinery & Supplies & Components - 0.8%
Chart Industries, Inc. (b)	200	41,246
Crane Co.	348	64,182
Donaldson Co., Inc.	9,364	830,212
Dover Corp.	59	11,519
Enpro, Inc.	234	50,106

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Esab Corp.	64	$7,150
Flowserve Corp.	1,201	83,325
Fortive Corp.	184	10,159
Gorman-Rupp Co.	2,132	101,803
Graham Corp. (b)	438	28,133
Illinois Tool Works, Inc.	5,824	1,434,451
Ingersoll Rand, Inc.	932	73,833
Kennametal, Inc.	1,170	33,240
Lincoln Electric Holdings, Inc.	250	59,910
Mueller Industries, Inc.	1,908	219,038
Mueller Water Products, Inc. - Class A	1,460	34,777
Otis Worldwide Corp.	1,979	172,866
Parker-Hannifin Corp.	584	513,313
Pentair PLC	230	23,952
		3,793,215
Marine Transportation - 0.0%(a)
Kirby Corp. (b)	82	9,035

Office Services & Supplies - 0.0%(a)
MSA Safety, Inc.	96	15,374

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,282	88,971
SkyWest, Inc. (b)	112	11,246
Southwest Airlines Co.	521	21,533
United Airlines Holdings, Inc. (b)	2,342	261,882
		383,632
Passenger Ground Transportation - 0.5%
Uber Technologies, Inc. (b)	30,792	2,516,014

Rail Transportation - 0.4%
Canadian National Railway Co.	711	70,282
Canadian Pacific Kansas City Ltd.	880	64,794
CSX Corp.	21,418	776,403
Norfolk Southern Corp.	1,852	534,710
Union Pacific Corp.	2,835	655,792
		2,101,981
Research & Consulting Services - 0.1%
Booz Allen Hamilton Holding Corp.	62	5,230
Equifax, Inc.	108	23,434
Huron Consulting Group, Inc. (b)	50	8,646
Jacobs Solutions, Inc.	177	23,445
Leidos Holdings, Inc.	653	117,801

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Mistras Group, Inc. (b)	2,043	$25,844
RELX PLC - ADR	190	7,680
Thomson Reuters Corp.	231	30,467
TransUnion	98	8,403
Verisk Analytics, Inc.	587	131,306
		382,256
Trading Companies & Distributors - 0.3%
AerCap Holdings NV	3,639	523,143
Fastenal Co.	2,236	89,731
GATX Corp.	500	84,800
Herc Holdings, Inc.	1,001	148,528
United Rentals, Inc.	200	161,864
WESCO International, Inc.	131	32,048
Willis Lease Finance Corp.	136	18,447
WW Grainger, Inc.	466	470,217
		1,528,778
Total Industrials		32,284,475

Information Technology - 37.8% (c)
Application Software - 8.3%
Adobe, Inc. (b)	650	227,493
AppLovin Corp. - Class A (b)	21,261	14,326,087
Atlassian Corp. - Class A (b)	62	10,053
Autodesk, Inc. (b)	5,125	1,517,051
Bentley Systems, Inc. - Class B	124	4,732
Cadence Design Systems, Inc. (b)	209	65,329
CCC Intelligent Solutions Holdings, Inc. (b)	14,906	118,503
Cipher Mining, Inc. (b)	100,538	1,483,941
Confluent, Inc. - Class A (b)	3,374	102,030
Datadog, Inc. - Class A (b)	27	3,672
Docusign, Inc. (b)	206	14,090
EverCommerce, Inc. (b)	1,613	19,533
Figma, Inc. - Class A (b)	109,674	4,098,517
Guidewire Software, Inc. (b)	81	16,282
HubSpot, Inc. (b)	102	40,933
InterDigital, Inc.	87	27,699
Intuit, Inc.	1,257	832,662
IREN Ltd. (b)	39,140	1,478,318
Klaviyo, Inc. - Class A (b)	352	11,429
Manhattan Associates, Inc. (b)	66	11,438
Mitek Systems, Inc. (b)	783	8,261
Nutanix, Inc. - Class A (b)	1,730	89,424
Palantir Technologies, Inc. - Class A (b)	69,011	12,266,705

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Roper Technologies, Inc.	243	$108,167
Salesforce, Inc.	8,792	2,329,089
SAP SE - ADR	182	44,210
Synopsys, Inc. (b)	29	13,622
Tyler Technologies, Inc. (b)	14	6,355
Workday, Inc. - Class A (b)	302	64,864
Zoom Communications, Inc. - Class A (b)	100	8,629
		39,349,118
Communications Equipment - 3.1%
Arista Networks, Inc. (b)	85,929	11,259,277
Ciena Corp. (b)	6,162	1,441,107
Cisco Systems, Inc.	16,190	1,247,116
F5, Inc. (b)	814	207,781
Motorola Solutions, Inc.	202	77,431
Ubiquiti, Inc.	676	374,064
		14,606,776
Electronic Components - 0.2%
Amphenol Corp. - Class A	2,761	373,122
Coherent Corp. (b)	20	3,691
Corning, Inc.	8,023	702,494
		1,079,307
Electronic Equipment & Instruments - 0.1%
Crane NXT Co.	300	14,121
Keysight Technologies, Inc. (b)	421	85,543
Ouster, Inc. (b)	11,422	247,172
		346,836
Electronic Manufacturing Services - 0.1%
CTS Corp.	1,001	42,913
Jabil, Inc.	647	147,529
TE Connectivity PLC	429	97,601
		288,043
Internet Services & Infrastructure - 0.6%
Cloudflare, Inc. - Class A (b)	23	4,535
CoreWeave, Inc. - Class A (b)	202	14,465
MongoDB, Inc. (b)	105	44,067
Shopify, Inc. - Class A (b)	1,220	196,383
Snowflake, Inc. - Class A (b)	23	5,045
Twilio, Inc. - Class A (b)	1,616	229,860
VeriSign, Inc.	6,363	1,545,891
Whitefiber, Inc. (b)	50,052	790,822
		2,831,068

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value

IT Consulting & Other Services - 0.4%
Accenture PLC - Class A	4,612	$1,237,400
Amdocs Ltd.	99	7,970
Cognizant Technology Solutions Corp. - Class A	486	40,338
Gartner, Inc. (b)	157	39,608
International Business Machines Corp.	2,536	751,189
		2,076,505
Semiconductor Materials & Equipment - 0.3%
Applied Materials, Inc.	2,461	632,452
ASML Holding NV	344	368,032
KLA Corp.	104	126,368
Lam Research Corp.	1,700	291,006
Qnity Electronics, Inc.	238	19,433
Teradyne, Inc.	715	138,396
		1,575,687
Semiconductors - 12.0%
Advanced Micro Devices, Inc. (b)	7,431	1,591,423
Analog Devices, Inc.	1,099	298,049
ARM Holdings PLC - ADR (b)	144	15,741
Broadcom, Inc.	51,695	17,891,639
Intel Corp. (b)	18,715	690,584
Marvell Technology, Inc.	353	29,998
Microchip Technology, Inc.	1,611	102,653
Micron Technology, Inc.	1,583	451,804
Monolithic Power Systems, Inc.	14	12,689
NVIDIA Corp.	170,109	31,725,329
NXP Semiconductors NV	486	105,491
ON Semiconductor Corp. (b)	196	10,613
QUALCOMM, Inc.	6,604	1,129,614
Skyworks Solutions, Inc.	410	25,998
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	5,523	1,678,384
Texas Instruments, Inc.	4,139	718,075
United Microelectronics Corp. - ADR	32,496	255,419
		56,733,503
Systems Software - 5.2%
Crowdstrike Holdings, Inc. - Class A (b)	1,446	677,827
Fortinet, Inc. (b)	430	34,146
Gen Digital, Inc.	1,671	45,434
Microsoft Corp.	28,917	13,984,840
Oracle Corp.	17,083	3,329,648
Palo Alto Networks, Inc. (b)	4,867	896,501
ServiceNow, Inc. (b)	27,935	4,279,363
Teradata Corp. (b)	202	6,149

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Zscaler, Inc. (b)	6,996	$1,573,540
		24,827,448
Technology Distributors - 0.0%(a)
CDW Corp.	374	50,939

Technology Hardware, Storage & Peripherals - 7.5%
Apple, Inc.	123,183	33,488,530
CompoSecure, Inc. (b)	2,215	42,705
Dell Technologies, Inc. - Class C	5,667	713,362
Hewlett Packard Enterprise Co.	6,234	149,741
HP, Inc.	2,181	48,593
IonQ, Inc. (b)	250	11,218
NetApp, Inc.	870	93,168
Pure Storage, Inc. - Class A (b)	3,139	210,344
Seagate Technology Holdings PLC	752	207,093
Western Digital Corp.	2,455	422,923
		35,387,677
Total Information Technology		179,152,907

Materials - 1.1%
Aluminum - 0.0%(a)
Alcoa Corp.	609	32,362
Tredegar Corp. (b)	1,430	10,268
		42,630
Commodity Chemicals - 0.1%
Dow, Inc.	13,211	308,873
LyondellBasell Industries NV - Class A	139	6,019
Westlake Corp.	357	26,396
		341,288
Construction Materials - 0.0%(a)
CRH PLC	88	10,982
Eagle Materials, Inc.	56	11,574
Martin Marietta Materials, Inc.	50	31,133
Vulcan Materials Co.	407	116,085
		169,774
Copper - 0.0%(a)
Freeport-McMoRan, Inc.	882	44,797

Diversified Metals & Mining - 0.0%(a)
MP Materials Corp. (b)	394	19,905

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	7,450	499,373

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Gold - 0.2%
Alamos Gold, Inc. - Class A	4,416	$170,369
Caledonia Mining Corp. PLC	686	17,953
Franco-Nevada Corp.	112	23,215
Newmont Corp.	623	62,206
Royal Gold, Inc.	1,764	392,120
		665,863
Industrial Gases - 0.1%
Air Products and Chemicals, Inc.	494	122,028
Linde PLC	565	240,910
		362,938
Metal, Glass & Plastic Containers - 0.0%(a)
Crown Holdings, Inc.	133	13,695

Paper & Plastic Packaging Products & Materials - 0.3%
Amcor PLC	3,475	28,981
Avery Dennison Corp.	6,778	1,232,783
Packaging Corp. of America	220	45,371
Sealed Air Corp.	650	26,929
		1,334,064
Specialty Chemicals - 0.3%
Albemarle Corp.	72	10,184
DuPont de Nemours, Inc.	6,858	275,692
Ecolab, Inc.	2,904	762,358
Flotek Industries, Inc. (b)	2,205	37,992
NewMarket Corp.	79	54,294
PPG Industries, Inc.	689	70,595
RPM International, Inc.	212	22,048
Sensient Technologies Corp.	300	28,185
Sherwin-Williams Co.	312	101,097
Solstice Advanced Materials, Inc. (b)	1,002	48,677
		1,411,122
Steel - 0.0%(a)
Reliance, Inc.	329	95,038
Steel Dynamics, Inc.	146	24,740
		119,778
Total Materials		5,025,227

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (b)	520	83,611
Colliers International Group, Inc.	66	9,703

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Jones Lang LaSalle, Inc. (b)	956	$321,665
Zillow Group, Inc. - Class A (b)	110	7,505
Total Real Estate		422,484

Utilities - 0.8%
Electric Utilities - 0.6%
Alliant Energy Corp.	102	6,631
American Electric Power Co., Inc.	749	86,367
Constellation Energy Corp.	516	182,287
Duke Energy Corp.	7,804	914,707
Edison International	439	26,349
Entergy Corp.	748	69,138
Evergy, Inc.	774	56,107
Eversource Energy	1,196	80,527
Exelon Corp.	1,606	70,005
FirstEnergy Corp.	149	6,671
NextEra Energy, Inc.	9,680	777,110
NRG Energy, Inc.	852	135,672
PG&E Corp.	651	10,462
PPL Corp.	319	11,171
Southern Co.	3,663	319,414
Xcel Energy, Inc.	174	12,852
		2,765,470
Gas Utilities - 0.0%(a)
Atmos Energy Corp.	129	21,624
National Fuel Gas Co.	1,201	96,152
		117,776
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	2,905	41,658
Vistra Corp.	677	109,220
		150,878
Multi-Utilities - 0.1%
Ameren Corp.	251	25,065
Avista Corp.	300	11,562
Brookfield Infrastructure Partners LP	549	19,072
CenterPoint Energy, Inc.	881	33,777
CMS Energy Corp.	1,097	76,713
Consolidated Edison, Inc.	546	54,229
Dominion Energy, Inc.	285	16,698
DTE Energy Co.	114	14,704
National Grid PLC - ADR	131	10,133
NiSource, Inc.	197	8,227

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Public Service Enterprise Group, Inc.	889	$71,387
Sempra	749	66,129
WEC Energy Group, Inc.	682	71,924
		479,620
Water Utilities - 0.0%(a)
American Water Works Co., Inc.	330	43,065
Middlesex Water Co.	800	40,336
		83,401
Total Utilities		3,597,145
TOTAL COMMON STOCKS (Cost $83,489,960)		398,186,870

EXCHANGE TRADED FUNDS - 15.4%
AB International Low Volatility Equity ETF	880	37,479
Alpha Architect International Quantitative Momentum ETF (b)(d)	1,795	68,426
Alpha Architect International Quantitative Value ETF (d)	2,063	64,898
Alpha Architect US Quantitative Momentum ETF (b)(d)	1,544	100,813
Alpha Architect US Quantitative Value ETF (d)	1,728	84,318
ALPS Sector Dividend Dogs ETF	2,014	121,787
Amplify CWP Enhanced Dividend Income ETF	770	34,265
Amplify Cybersecurity ETF	1,001	80,450
ARK Next Generation Internet ETF	93	13,739
Avantis International Small Cap Value ETF	155	14,565
Avantis U.S. Small Cap Value ETF	782	79,748
Avantis US Equity ETF	986	110,215
Avantis US Large Cap Value ETF	480	36,370
Cambria Shareholder Yield ETF	548	38,097
Cambria Tax Aware ETF (b)(d)	229,550	6,520,069
Capital Group Dividend Value ETF	1,251	54,594
Convergence Long/short Equity ETF	616	16,835
Dimensional Emerging Markets High Profitability ETF	3,871	124,840
Dimensional International Value ETF	1,644	82,036
Dimensional US Core Equity 2 ETF	12,461	493,331
Dimensional US Equity Market ETF	51,808	3,842,599
Dimensional US High Profitability ETF	4,538	172,580
Dimensional US Large Cap Value ETF	2,047	70,028
Dimensional US Marketwide Value ETF	840	39,136
Dimensional US Small Cap ETF	500	34,835
Dimensional US Small Cap Value ETF	3,588	118,009
Dimensional US Targeted Value ETF	3,137	186,777
EA Bridgeway Omni Small-Cap Value ETF (b)(d)	14,496	337,757
ETC 6 Meridian Mega Cap Equity ETF	2,102	104,953
Fidelity High Dividend ETF	1,644	93,198
Fidelity MSCI Health Care Index ETF	344	25,552

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Fidelity MSCI Utilities Index ETF	1,001	$55,275
First Trust Capital Strength ETF	1,337	123,688
First Trust Dorsey Wright Focus 5 ETF	4,203	264,452
First Trust Dow Jones Internet Index Fund (b)	246	66,218
First Trust NASDAQ Technology Dividend Index Fund	1,001	96,937
First Trust North American Energy Infrastructure Fund	135	5,112
First Trust NYSE Arca Biotechnology Index Fund	200	41,304
First Trust Rising Dividend Achievers ETF	2,764	192,015
First Trust SMID Cap Rising Dividend Achievers ETF	4,297	164,661
FlexShares Morningstar Global Upstream Natural Resources Index Fund	482	22,100
FT Vest Laddered Buffer ETF (b)	5,282	180,961
FT Vest Laddered Nasdaq Buffer ETF (b)	1,537	55,086
FT Vest US Equity Buffer ETF - November (b)	25,926	1,421,523
FT Vest US Equity Deep Buffer ETF - June (b)	870	41,187
Global X Nasdaq 100 Covered Call ETF	1,501	26,523
Goldman Sachs ActiveBeta International Equity ETF	4,141	177,815
Goldman Sachs ActiveBeta U.S. Large Cap Equity ETF	328	43,417
Goldman Sachs ActiveBeta US Small Cap Equity ETF	1,654	125,092
Goldman Sachs Equal Weight US Large Cap Equity ETF	701	59,669
Goldman Sachs MarketBeta US Equity ETF	1,473	139,051
Inspire 100 ETF	2,165	97,706
Invesco Bloomberg Pricing Power ETF	605	54,417
Invesco Exchange-Traded Fund Trust - Invesco S&P 500 Quality ETF	1,501	112,650
Invesco KBW Bank ETF	408	34,390
Invesco Large Cap Growth ETF	1,976	251,169
Invesco Nasdaq 100 ETF	605	153,017
Invesco QQQ Trust Series 1	6,374	3,915,612
Invesco RAFI US 1000 ETF	770	36,128
Invesco RAFI US 1500 Small-Mid ETF	415	19,044
Invesco Russell 1000 Equal Weight ETF	12,325	648,788
Invesco S&P 500 Equal Weight Energy ETF	524	41,703
Invesco S&P 500 Equal Weight ETF	2,597	497,481
Invesco S&P 500 Equal Weight Financials ETF	500	39,247
Invesco S&P 500 Equal Weight Health Care ETF	2,002	63,764
Invesco S&P 500 Equal Weight Technology ETF	2,002	91,111
Invesco S&P 500 Equal Weight Utilities ETF	1,001	74,855
Invesco S&P 500 GARP ETF	811	92,340
Invesco S&P 500 Low Volatility ETF	4,231	302,178
Invesco S&P 500 Pure Growth ETF	110	5,134
Invesco S&P Midcap 400 Revenue ETF	89	11,255
iShares Biotechnology ETF	368	62,107
iShares Core 80/20 Aggressive Allocation ETF	656	58,751
iShares Core Dividend Growth ETF	1,896	131,620

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
iShares Core High Dividend ETF	50	$6,081
iShares Core MSCI EAFE ETF	3,608	322,772
iShares Core MSCI Emerging Markets ETF	715	48,062
iShares Core S&P 500 ETF	1,237	847,271
iShares Core S&P Mid-Cap ETF	19,884	1,312,344
iShares Core S&P Small-Cap ETF	8,040	966,247
iShares Core S&P Total U.S. Stock Market ETF	5,372	798,763
iShares Core S&P U.S. Value ETF	55	5,640
iShares ESG MSCI KLD 400 ETF	76	9,791
iShares ESG Optimized MSCI USA ETF	400	55,738
iShares Expanded Tech-Software Sector ETF (b)	283	29,910
iShares Future Exponential Technologies ETF	150	10,461
iShares India 50 ETF	9,209	453,912
iShares Latin America 40 ETF	659	20,067
iShares Morningstar Growth ETF	155	16,126
iShares Morningstar Mid-Cap Value ETF	495	40,757
iShares MSCI ACWI ETF	450	63,671
iShares MSCI EAFE ETF	1,913	183,705
iShares MSCI EAFE Value ETF	104	7,427
iShares MSCI Emerging Markets ETF	3,273	179,066
iShares MSCI Emerging Markets ex China ETF	300	21,804
iShares MSCI India ETF	232	12,540
iShares MSCI Japan ETF	275	22,204
iShares MSCI Malaysia ETF	450	12,312
iShares MSCI Poland ETF	625	21,994
iShares MSCI Taiwan ETF	1,341	85,194
iShares MSCI USA Min Vol Factor ETF	620	58,379
iShares MSCI USA Momentum Factor ETF	12	3,004
iShares MSCI USA Quality Factor ETF	638	126,720
iShares Russell 1000 ETF	2,189	817,460
iShares Russell 1000 Growth ETF	2,830	1,339,439
iShares Russell 1000 Value ETF	8,306	1,747,084
iShares Russell 2000 ETF	5,010	1,233,262
iShares Russell 2000 Growth ETF	233	75,261
iShares Russell 2000 Value ETF	244	44,215
iShares Russell Mid-Cap Growth ETF	424	58,063
iShares Russell Mid-Cap Value ETF	581	81,950
iShares Russell Top 200 Growth ETF	764	211,582
iShares S&P 100 ETF	524	179,716
iShares S&P 500 Growth ETF	930	114,632
iShares S&P 500 Value ETF	896	190,015
iShares S&P Small-Cap 600 Value ETF	1,186	134,872
iShares Select Dividend ETF	903	127,449

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
iShares Semiconductor ETF	2,803	$844,123
iShares U.S. Aerospace & Defense ETF	200	42,938
iShares U.S. Equity Factor Rotation Active ETF	109	6,628
iShares U.S. Financials ETF	280	36,100
iShares U.S. Medical Devices ETF	202	12,554
iShares U.S. Real Estate ETF	350	32,862
JPMorgan ActiveBuilders Emerging Markets Equity ETF	762	37,338
JPMorgan BetaBuilders Canada ETF	183	17,019
JPMorgan BetaBuilders Japan ETF	332	21,882
JPMorgan Diversified Return US Mid Cap Equity ETF	695	75,519
JPMorgan Equity Premium Income ETF	1,028	58,843
JPMorgan Nasdaq Equity Premium Income ETF	401	23,306
Motley Fool 100 Index ETF	500	35,885
Pacer US Cash Cows 100 ETF	178	10,710
Pacer US Large Cap Cash Cows Growth Leaders ETF	471	16,584
Pacer US Small Cap Cash Cows ETF	1,001	44,414
PIMCO RAFI Dynamic Multi-Factor International Equity ETF	6,105	234,589
ProShares Large Cap Core Plus	411	32,748
ProShares S&P 500 Dividend Aristocrats ETF	250	26,017
Putnam Focused Large Cap Value ETF	139	6,334
Schwab Emerging Markets Equity ETF	701	22,958
Schwab Fundamental Emerging Markets Large Co. Index ETF	555	20,013
Schwab Fundamental International Equity ETF	500	22,605
Schwab Fundamental U.S. Large Co. ETF	1,097	29,849
Schwab Fundamental U.S. Small Co. ETF	553	17,425
Schwab International Equity ETF	557	13,390
Schwab U.S. Large-Cap Growth ETF	4,693	153,086
Schwab U.S. Large-Cap Value ETF	6,506	192,643
Schwab U.S. Mid-Cap ETF	45,584	1,370,711
Schwab US Broad Market ETF	8,661	227,178
Schwab US Dividend Equity ETF	12,700	348,361
Schwab US Large-Cap ETF	55,303	1,488,204
Schwab US Small-Cap ETF	745	21,218
Sparkline Intangible Value ETF(d)	3,267	120,997
SPDR Dow Jones Industrial Average ETF Trust	101	48,538
SPDR S&P 500 ETF Trust	10,551	7,194,938
SPDR S&P Emerging Asia Pacific ETF	2,002	277,818
SPDR S&P MidCap 400 ETF Trust	19	11,462
Sprott Gold Miners ETF	1,751	121,922
State Street Communication Services Select Sector SPDR ETF	753	88,643
State Street Consumer Discretionary Select Sector SPDR ETF	486	58,033
State Street Consumer Staples Select Sector SPDR ETF	1,310	101,761
State Street Energy Select Sector SPDR ETF	158	7,064

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
State Street Financial Select Sector SPDR ETF	1,544	$84,565
State Street Health Care Select Sector SPDR ETF	737	114,088
State Street Industrial Select Sector SPDR ETF	402	62,358
State Street Materials Select Sector SPDR ETF	238	10,793
State Street SPDR Portfolio S&P 1500 Composite Stock Market ETF	4,796	395,670
State Street SPDR Portfolio S&P 500 ETF	2,260	181,297
State Street SPDR Portfolio S&P 500 Growth ETF	1,490	158,983
State Street SPDR S&P 400 Mid Cap Growth ETF	84	7,764
State Street SPDR S&P 600 Small Cap Growth ETF	82	7,724
State Street SPDR S&P Biotech ETF	200	24,386
State Street SPDR S&P Dividend ETF	500	69,580
State Street SPDR S&P Regional Banking ETF	250	16,202
State Street Technology Select Sector SPDR ETF	778	112,009
State Street Utilities Select Sector SPDR ETF	482	20,577
T Rowe Price Equity Income ETF	2,877	129,954
VanEck Biotech ETF	200	37,853
VanEck Morningstar Wide Moat ETF	309	32,000
VanEck Oil Services ETF	120	34,172
VanEck Onchain Economy ETF	300	10,431
VanEck Semiconductor ETF	602	216,798
Vanguard Consumer Discretionary ETF	1,137	447,887
Vanguard Dividend Appreciation ETF	686	150,769
Vanguard Energy ETF	135	16,999
Vanguard Extended Market ETF	316	66,082
Vanguard Financials ETF	1,830	244,287
Vanguard FTSE All World ex-US Small-Cap ETF	22,186	3,179,919
Vanguard FTSE All-World ex-US ETF	894	65,763
Vanguard FTSE Developed Markets ETF	4,057	253,441
Vanguard FTSE Emerging Markets ETF	2,493	134,024
Vanguard FTSE Europe ETF	105	8,779
Vanguard Growth ETF	3,134	1,528,953
Vanguard Health Care ETF	2,698	776,619
Vanguard High Dividend Yield ETF	808	115,964
Vanguard Industrials ETF	87	25,959
Vanguard Information Technology ETF	435	327,894
Vanguard Large-Cap ETF	3,272	1,030,026
Vanguard Mega Cap ETF	2,647	664,847
Vanguard Mega Cap Growth ETF	28	11,558
Vanguard Mid-Cap ETF	450	130,599
Vanguard Mid-Cap Growth ETF	728	203,214
Vanguard Mid-Cap Value ETF	1,115	197,768
Vanguard Russell 1000	680	210,147
Vanguard Russell 1000 Growth ETF	331	40,299

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares	Value
Vanguard Russell 1000 Value	453	$41,812
Vanguard S&P 500 ETF	6,863	4,303,993
Vanguard S&P 500 Growth ETF	1,678	746,022
Vanguard S&P 500 Value ETF	1,094	224,106
Vanguard Small-Cap ETF	1,929	497,586
Vanguard Small-Cap Value ETF	313	66,290
Vanguard Total International Stock ETF	4,704	354,870
Vanguard Total Stock Market ETF	12,272	4,114,433
Vanguard Value ETF	5,732	1,094,755
Victoryshares Dividend Accelerator ETF	1,837	96,957
VictoryShares Free Cash Flow ETF	4,566	179,809
WisdomTree U.S. Quality Dividend Growth Fund	2,935	262,477
WisdomTree US LargeCap Dividend Fund	1,246	109,748
WisdomTree US MidCap Dividend Fund	2,297	118,525
WisdomTree US MidCap Fund	141	9,419
WisdomTree US Total Dividend Fund	1,700	144,296
Xtrackers MSCI EAFE Hedged Equity ETF	5,190	249,691
TOTAL EXCHANGE TRADED FUNDS (Cost $39,640,290)		73,144,814

REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
Data Center REITs - 0.0%(a)
Digital Realty Trust, Inc.	283	43,783
Equinix, Inc.	118	90,407
		134,190
Diversified REITs - 0.0%(a)
Global Net Lease, Inc.	1,596	13,726

Health Care REITs - 0.1%
Alexandria Real Estate Equities, Inc.	1,676	82,023
CareTrust REIT, Inc.	810	29,290
National Health Investors, Inc.	185	14,128
Sabra Health Care REIT, Inc.	1,462	27,690
Ventas, Inc.	267	20,661
Welltower, Inc.	797	147,931
		321,723
Hotel & Resort REITs - 0.0%(a)
Ryman Hospitality Properties, Inc.	565	53,460

Industrial REITs - 0.2%
EastGroup Properties, Inc.	171	30,462
First Industrial Realty Trust, Inc.	3,149	180,343
Prologis, Inc.	3,805	485,747

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)

	Shares		Value
Rexford Industrial Realty, Inc.	514		$19,902
			716,454
Multi-Family Residential REITs - 0.0%(a)
Equity Residential	207		13,049
Essex Property Trust, Inc.	25		6,542
Mid-America Apartment Communities, Inc.	67		9,307
			28,898
Office REITs - 0.0%(a)
BXP, Inc.	182		12,281

Other Specialized REITs - 0.0%(a)
Iron Mountain, Inc.	889		73,743
Millrose Properties, Inc.	530		15,831
VICI Properties, Inc.	193		5,427
			95,001
Retail REITs - 0.1%
Brixmor Property Group, Inc.	618		16,204
Federal Realty Investment Trust	358		36,087
Macerich Co.	9,090		167,801
Realty Income Corp.	498		28,072
Regency Centers Corp.	1,104		76,209
Simon Property Group, Inc.	1,420		262,856
			587,229
Self-Storage REITs - 0.0%(a)
Extra Space Storage, Inc.	189		24,612

Telecom Tower REITs - 0.1%
American Tower Corp.	924		162,227
Crown Castle, Inc.	452		40,169
			202,396
Timber REITs - 0.0%(a)
Weyerhaeuser Co.	388		9,192
Total Real Estate			2,199,162
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $1,424,538)			2,199,162

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.0% (a)
First American Government Obligations Fund - Class X, 3.67% (e)	41,190		41,190
TOTAL MONEY MARKET FUNDS (Cost $41,190)			41,190

TOTAL INVESTMENTS - 100.0% (Cost $124,595,978)			$473,572,036
Other Assets in Excess of Liabilities - 0.0% (a)		0.00014	68,580
TOTAL NET ASSETS - 100.0%			$473,640,616

ALPHA ARCHITECT US EQUITY 2 ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (Unaudited)
Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Affiliated security as defined by the Investment Company Act of 1940.
(e)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT ETFs

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)
Alpha Architect US Equity 2 ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments:
Common Stocks	$398,186,870	$—	$—	$398,186,870
Exchange Traded Funds	73,144,814	—	—	73,144,814
Real Estate Investment Trusts	2,199,162	—	—	2,199,162
Money Market Funds	41,190	—	—	41,190
Total Investments	$473,572,036	$—	$—	$473,572,036
Refer to the Schedule of Investments for further disaggregation of investment categories.
During the fiscal period ended December 31, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
Transactions With Affiliates
The Alpha Architect US Equity 2 ETF (the “Fund”) transactions with affiliates represent holdings for which it and the underlying exchange-traded funds have the same investment adviser. The Fund had the following transactions with such affiliated funds during the fiscal period ended December 31, 2025:

	Alpha Architect International Quantitative Momentum ETF	Alpha Architect International Quantitative Value ETF	Alpha Architect US Quantitative Momentum ETF	Alpha Architect US Quantitative Value ETF
Value as of December 9, 2025(a)(b)	$68,060	$63,283	$101,603	$82,868
Additions	39	62	66	50
Reductions	—	—	—	—
Realized Gain (Loss)	—	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	327	1,553	(856)	1,400
Value as of December 31, 2025	$68,426	$64,898	$100,813	$84,318
Income	$—	$—	$—	$—
Capital Gain Distributions from Underlying Funds	$—	$—	$—	$—
Shares as of December 31, 2025	1,795	2,063	1,544	1,728
(a) Inception date of Fund.
(b) Market value and shares of securities as a result of a non-taxable exchange.

ALPHA ARCHITECT ETFs

	Cambria Tax Aware ETF	Sparkline Intangible Value ETF	EA Bridgeway Omni Small-Cap Value ETF
Value as of December 9, 2025(a)(b)	$6,558,157	$119,888	$344,213
Additions	6,943	112	365
Reductions	—	—	—
Realized Gain (Loss)	—	—	—
Net Change in Unrealized Appreciation (Depreciation)	(45,031)	997	(6,821)
Value as of December 31, 2025	$6,520,069	$120,997	$337,757
Income	$—	$—	$—
Capital Gain Distributions from Underlying Funds	$—	$—	$—
Shares as of December 31, 2025	229,550	3,267	14,496

(a) Inception date of Fund.
(b) Market value and shares of securities as a result of a non-taxable exchange.